Employee Benefits (Details) $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Employee Benefits (Details) [Line Items]
Percentage of collective bargaining agreements	42.00%	42.00%	42.00%	42.00%
Percentage share of employers profits	10.00%	10.00%
Employee profit sharing amount (in Pesos)	$ 7,200		$ 0
Deferred contribution plan percentage	2.00%	2.00%
Defined contribution plan expense	$ 24,118		17,110	$ 3,500	$ 12,098
Defined benefit obligations amount (in Pesos)	$ 169,375		$ 162,843
Contribution vested percentage	100.00%	100.00%
Percentage of contribution	25.00%	25.00%
Labor agreement description			The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement (“EBT”): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter. For the years ended December 2021 and 2020, the company does not make outlays, because the current year thresholds had not been achieved, USD $ 0.3 million and USD $ 0.5 million of expense was recorded for the years ended December 31, 2022 and 2021.	The labor agreement includes a profit sharing plan to which the Company is required to contribute The extended agreement modified the plan to the following quarterly pretax income, as defined in the labor agreement (“EBT”): 3% of EBT between $0 and $25 million per quarter; 4% of EBT between $25 and $75 million per quarter; and 5% of EBT over $75 million per quarter. For the years ended December 2021 and 2020, the company does not make outlays, because the current year thresholds had not been achieved, USD $ 0.3 million and USD $ 0.5 million of expense was recorded for the years ended December 31, 2022 and 2021.
Company paid		$ 0		$ 500		$ 0
Profits description	the Company’s contribution to the Benefit Trust changed to $4.00 per hour for each hour worked by USW represented employees. Effective August 16, 2019, until June 30, 2022, the Company obligation to finance the Profit Trust changed again and is limited to the creation of a profit-sharing pool consisting of 3% of the quarterly profits from $ 0 to 50 million and 4% of the profits of the Company over % 50 million. Effective July 1, 2022, the Company’s contribution to the Beneficiary Trust changes back to a limit of $ 4.00 per hour worked by USW represented employees.	the Company’s contribution to the Benefit Trust changed to $4.00 per hour for each hour worked by USW represented employees. Effective August 16, 2019, until June 30, 2022, the Company obligation to finance the Profit Trust changed again and is limited to the creation of a profit-sharing pool consisting of 3% of the quarterly profits from $ 0 to 50 million and 4% of the profits of the Company over % 50 million. Effective July 1, 2022, the Company’s contribution to the Beneficiary Trust changes back to a limit of $ 4.00 per hour worked by USW represented employees.
Republic employees [Member]
Employee Benefits (Details) [Line Items]
Percentage of collective bargaining agreements	70.00%	70.00%	76.00%	76.00%	70.00%	70.00%
Agreement description	The agreement initially expired on August 15, 2016, was extended for three years through August 15, 2019, and further extended through August 15, 2022.	The agreement initially expired on August 15, 2016, was extended for three years through August 15, 2019, and further extended through August 15, 2022.
Fixed amount per hour for each covered employees (in Dollars per share) | $ / shares		$ 1.68
VEBA Benefit Trust [Member]
Employee Benefits (Details) [Line Items]
Defined contribution plan expense		$ 300		$ 500		$ 0
VEBA Benefit Trust [Member] | Top of range [member]
Employee Benefits (Details) [Line Items]
Quarterly contributions to fund		2,600
VEBA Benefit Trust [Member] | Bottom of range [member]
Employee Benefits (Details) [Line Items]
Quarterly contributions to fund		250
Republic [Member]
Employee Benefits (Details) [Line Items]
Defined contribution plan expense		$ 1,900				3,100
Percentage of contribution	100.00%	100.00%
401(k) Plans [Member]
Employee Benefits (Details) [Line Items]
Defined contribution plan expense		$ 1,100		$ 1,000		$ 1,100
Percentage of contribution	5.00%	5.00%